Segment Information	6 Months Ended
Jun. 30, 2017
Segment Information
Segment Information:
15. Segment Information:
The Company has currently four reportable segments from which it derives its revenues: drybulk, offshore support, tanker and gas carrier segments. The Company, after selling its whole tanker fleet during 2015, re-entered the tanker market through the acquisition of four tanker vessels (Note 6) which were delivered during the six-month period ended June 30, 2017. The Company also entered during 2017 the gas carrier market through the acquisition of four VLGCs (Note 5 and 6). Finally the Company received earnings or losses from its investment in Ocean Rig up to April 5, 2016 (Note 3 and 8). The reportable segments reflect the internal organization of the Company and are a strategic business that offers different products and services. The drybulk business segment consists of transportation and handling of drybulk cargoes through ownership and trading of vessels. The offshore support business segment consists of offshore support services to the global offshore energy industry through the operation of a diversified fleet of offshore support vessels. The tanker business segment consists of vessels for the transportation of crude and refined petroleum cargoes. The gas carrier segment consists of vessels for the transportation of liquefied petroleum gas.
The tables below present information about the Company's reportable segments as of and for the six-month periods ended June 30, 2016 and 2017. The accounting policies followed in the preparation of the reportable segments are the same as those followed in the preparation of the Company's consolidated financial statements. The Company allocates general and administrative expenses of the parent company to its subsidiaries on a pro rata basis.

The Company measures segment performance based on net loss. Summarized financial information concerning each of the Company's reportable segments is as follows:

	Drybulk Segment		Offshore support Segment		Tanker Segment		Gas Carrier Segment		Drilling Segment		Total

	Six-month period ended June 30,		Six-month period ended June 30,		Six-month period ended June 30,		Six-month period ended June 30,		Six-month period ended June 30,		Six-month period ended June 30,
	2016	2017	2016	2017	2016	2017	2016	2017	2016	2017	2016	2017
Revenues from external customers	$15,223	$20,714	$14,930	3,819	$45	$3,606	$-	$50	$-	$-	$30,198	$28,189
Income tax expense	-	-	(19)	(20)	-	-	-	-	-	-	(19)	(20)
Net loss	(64,963)	(15,401)	(8,391)	(7,340)	(1,115)	(2,847)	-	(763)	(41,454)	-	(115,923)	(26,351)

	December 31, 2016	June 30, 2017	December 31, 2016	June 30, 2017	December 31, 2016	June 30, 2017	December 31, 2016	June 30, 2017	December 31, 2016	June 30, 2017	December 31, 2016	June 30, 2017
Total assets	$162,532	$373,742	$31,191	$34,200	$7	$202,410	-	129,715	-	-	$193,730	$740,067

The Company's tankers and VLGCs operate on many trade routes throughout the world, and, therefore, the provision of geographic information is considered impractical by management.